First Trust RBA American Industrial Renaissance ETF Investment Objectives and Goals - First Trust RBA American Industrial Renaissance ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust RBA American Industrial Renaissance® ETF (AIRR)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust RBA American Industrial Renaissance® ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Richard Bernstein Advisors American Industrial Renaissance® Index (the “Index”).